FINANCIAL ASSETS AND LIABILITIES - Summary of Non-current Borrowings (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	R$ 62,052,278	R$ 52,022,256
Funding costs	(607,268)
1 to 2 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	2,552,535	4,800,498
Funding costs	(43,154)
2 to 3 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	7,551,156	6,255,752
Funding costs	(128,908)
3 to 4 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	10,000,615	6,626,698
Funding costs	(85,987)
4 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	12,429,311	7,554,468
Funding costs	(89,779)
5 to 6 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	7,948,395	8,143,128
Funding costs	(53,072)
6 to 7 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	6,100,666	6,777,099
Funding costs	(41,538)
7 to 8 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	6,421,275	2,599,593
Funding costs	(44,524)
Over 8 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	9,048,325	R$ 9,265,020
Funding costs	R$ (120,306)